Allowance For Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 5,980	$ 5,250
Additions to the allowance for doubtful accounts, during the year	6,083	5,594
Written off, uncollectible, during the year	(5,940)	(5,774)
Recoveries, during the year	865	869
Foreign currency translation adjustment, during the year	(131)	41
Balance at end of year	$ 6,857	$ 5,980